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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [  ];                             Amendment Number:
                                                                            ----
    This Amendment (Check only one):
         [   ] is a restatement.     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05209
                         -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Dennis H. Javer
Title:     Chief Financial Officer
Phone:     (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer               Mt. Kisco, New York           October 13, 2000
-----------------------------     -------------------           ----------------
[Signature]                       [City, State]                 [Date]

Report Type (Check only one):

[   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are no entries in this list, omit this section]

Form 13F File Number 28-05207
                        -----
Name   Bedford Oak Partners, L.P.
     ----------------------------------------------

[Repeat as necessary.]


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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  1
                                   ---

Form 13F Information Table Entry Total: 20
                                        --

Form 13F Information Table Value Total: $9,898 (thousands)
                                         -----

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
    ---
Form 13F File Number 28-05211
                        -----
Name:  Harvey P. Eisen
       ---------------

[Repeat as necessary.]


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
                                                   FORM 13F INFORMATION TABLE

Column                          Column  Column     Column           Column          Column     Column            Column
  1                               2       3          4                5               6          7                 8

                                Title                                                                       Voting Authority
                                 of                Value    Shares/    SH/  Put/  Invstmt      Other    -----------------------
Name of Issuer                  Class    CUSIP    (x$1000)  prn amt    PRN  Call  Dscretn     Managers    Sole   Shared   None
------------------------------  -----  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------   ----

Abraxas Pete Corp.              COM    003830106    99       25500     SH         Defined       1       25500
Bear Stearns                    COM    073902108   724       11500     SH         Defined       1       11500
Bristol Myers                   COM    110122108   286        5000     SH         Defined       1        5000
CNA Financial                   COM    126117100   681       17800     SH         Defined       1       17800
Capital Trust                   COM    14052H100   450      100000     SH         Defined       1      100000
Coinstar                        COM    19259P300   610       45000     SH         Defined       1       45000
Davel                           COM    238341101    22      115000     SH         Defined       1      115000
Dun & Bradstreet Corp.          COM    26483E100   207        6000     SH         Defined       1        6000
Emcore                          COM    290846104   832       20000     SH         Defined       1       20000
IMS Health                      COM    449934108   207       10000     SH         Defined       1       10000
Leggett & Platt                 COM    524660107   316       20000     SH         Defined       1       20000
Lincoln National                COM    534187109   577       12000     SH         Defined       1       12000
Meridian Resource               COM    58977Q109  1031      150000     SH         Defined       1      150000
North Fork Bancorp              COM    659424105   216       10000     SH         Defined       1       10000
Pall Corp.                      COM    696429307   199       10000     SH         Defined       1       10000
Plains Resources                COM    726540503   717       38000     SH         Defined       1       38000
Southwest Securities            COM    845224104   731       25000     SH         Defined       1       25000
Group
Surety Capital                  COM    12612L108   230       20000     SH         Defined       1       20000
Tyco International              COM    902124106  1141       22000     SH         Defined       1       22000
United Parcel Service           COM    911312106   620       11000     SH         Defined       1       11000

REPORT SUMMARY                  20 DATA RECORDS   9898                  1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED

